Goodwill and intangible assets - Movement analysis of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 24,357
Goodwill and intangible assets ending balance	20,163	$ 24,357
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	12,986
Goodwill and intangible assets ending balance	5,590	12,986
Goodwill | Gross amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	22,180	22,902
Exchange differences	(154)	(617)
Other	58	(105)
Goodwill and intangible assets ending balance	22,084	22,180
Goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	(9,194)	(9,314)
Exchange differences	49	120
Impairment losses	(7,349)	0
Goodwill and intangible assets ending balance	$ (16,494)	$ (9,194)